(Wells Fargo Advantage Enterprise Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Enterprise Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Enterprise Fund)		Class R6
Management Fees		0.69%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.82%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.80%
[1]	The Adviser has committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Enterprise Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	82	260	453	1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of medium-capitalization companies; and

  up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index was approximately $737.7 million to $32.0 billion as of December 31, 2013, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions made by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 1st Quarter 2012   +19.00%

Lowest Quarter:  4th Quarter 2008   -28.83%

Year-to-date total return as of 9/30/2014 is -2.15%

Average Annual Total Returns for the periods ended 12/31/2013	[1]
Average Annual Total Returns (Wells Fargo Advantage Enterprise Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Oct. 31, 2014	42.75%	23.10%	9.91%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		35.74%	23.37%	9.77%

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.